FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2012
FINANCIAL INSTRUMENTS [Abstract]
Carrying Value and Estimated Fair Value of the Partnership's Financial Instruments

The carrying value and estimated fair value of the Partnership's financial instruments at June 30, 2012 and December 31, 2011 are as follows:

		At June 30, 2012		At December 31, 2011
(in thousands of $)	Fair value Hierarchy	Carrying Value	Fair Value	Carrying Value	Fair Value
Non-Derivatives:
Cash and cash equivalents	Level 1	47,081	47,081	45,962	45,962
Restricted cash andshort-term investments	Level 1	167,054	167,054	164,774	164,774
Long-term debt — floating (1)	Level 2	375,947	375,947	400,574	400,574
Long-term debt — fixed (1)	Level 2	222,310	220,355	222,310	219,966
Obligations under capital leases (1)	Level 2	269,368	269,368	268,080	268,080

Derivatives:
Interest rate swaps liability (2) (3)	Level 2	26,996	26,996	26,534	26,534
Foreign currency swaps liability (2) (4)	Level 2	26,614	26,614	27,732	27,732

(1)          The Partnership's debt and capital lease obligations are recorded at amortized cost in the consolidated and combined balance sheets.

(2)          Derivative liabilities are captured within other current liabilities and derivative assets are captured within long-term assets on the balance sheet.

(3)          The fair value/ carrying value of interest rate swap agreements that qualify and are designated as cash flow hedges as of June 30, 2012 and December 31, 2011 was a liability of $8.7 million (with a notional amount of $247.0 million) and $8.4 million (with a notional amount of $254.1 million), respectively. The expected maturity of these interest rate agreements is from November 2013 to March 2018. Accordingly, for the six months ended June 30, 2012 and 2011, a $0.02 million loss and a $0.5 million gain, respectively, have been accounted for as a change in other comprehensive income which would have otherwise been recognized in earnings in such periods.

(4)          As of June 30, 2012, the Partnership has a foreign currency forward contract:

Foreign Currency Forward Contract

(4)          As of June 30, 2012, the Partnership has a foreign currency forward contract:

	Notional amount			Average forward rate
Instrument (in thousands)	Receiving in foreign currency	Pay in USD	Maturity dates	USD foreign currency
Currency rate swaps:
British Pounds	59,271	108,941	2032	1.8380

Interest Rate Swap Transactions

As of June 30, 2012, the Partnership has entered into the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR as summarized below.  The summary also includes those that are designated as cash flow hedges:

Instrument (in thousands of $)	Notional value	Maturity Dates	Fixed Interest Rates
Interest rate swaps:
Receiving floating, pay fixed	454,206	2013- 2018	0.92% to 5.04%